Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Number of Shares of Subscribed and Outstanding Capital Stock

PLDT’s number of shares of subscribed and outstanding capital stock as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million shares)
Authorized
Non-Voting Serial Preferred Stock	388	388
Voting Preferred Stock	150	150
Common Stock	234	234
Subscribed
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	219	219
Outstanding
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	216	216
Treasury Stock
Common Stock	3	3

(1)	300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.

Summary of Dividends Declared

Our dividends declared for the years ended December 31, 2020, 2019 and 2018 are detailed as follows:

December 31, 2020

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
10% Cumulative Convertible Redeemable Preferred Stock
Series JJ	April 8, 2020	February 11, 2020	May 12, 2020	0.0027/day	—

Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 28, 2020	February 24, 2020	March 15, 2020	—	12
	May 7, 2020	May 21, 2020	June 15, 2020	—	13
	August 6, 2020	August 20, 2020	September 15, 2020	—	12
	November 5, 2020	November 19, 2020	December 15, 2020	—	12
					49

Voting Preferred Stock	March 5, 2020	March 25, 2020	April 15, 2020	—	3
	June 9, 2020	June 24, 2020	July 15, 2020	—	2
	September 29, 2020	October 13, 2020	October 15, 2020	—	2
	December 3, 2020	December 18, 2020	January 15, 2021		3
					10

Common Stock
Regular Dividend	March 5, 2020	March 19, 2020	April 3, 2020	39.00	8,426
	August 6, 2020	August 20, 2020	September 4, 2020	38.00	8,210
					16,636
Charged to retained earnings					16,695

*	Dividends were declared based on total amount paid up.

December 31, 2019

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
10% Cumulative Convertible Redeemable Preferred Stock
Series JJ*	May 9, 2019	May 31, 2019	June 28, 2019	1.00	—

Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 29, 2019	February 22, 2019	March 15, 2019	—	12
	May 9, 2019	May 24, 2019	June 15, 2019	—	12
	August 8, 2019	August 27, 2019	September 15, 2019	—	13
	November 7, 2019	November 22, 2019	December 15, 2019	—	12
					49

Voting Preferred Stock	March 7, 2019	March 27, 2019	April 15, 2019	—	3
	June 11, 2019	June 28, 2019	July 15, 2019	—	2
	September 24, 2019	October 8, 2019	October 15, 2019	—	2
	December 3, 2019	December 18, 2019	January 15, 2020	—	3
					10

Common Stock
Regular Dividend	March 21, 2019	April 4, 2019	April 23, 2019	36.00	7,778
	August 8, 2019	August 27, 2019	September 10, 2019	36.00	7,778
					15,556
Charged to retained earnings					15,615

*	Dividends were declared based on total amount paid up.

December 31, 2018

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
10% Cumulative Convertible Redeemable Preferred Stock
Series JJ	June 13, 2018	June 28, 2018	June 29, 2018	1.00	—
					—

Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 22, 2018	February 21, 2018	March 15, 2018	—	12
	May 10, 2018	May 25, 2018	June 15, 2018	—	12
	August 9, 2018	August 28, 2018	September 15, 2018	—	13
	November 8, 2018	November 23, 2018	December 15, 2018	—	12
					49

Voting Preferred Stock	March 8, 2018	March 28, 2018	April 15, 2018	—	3
	June 13, 2018	June 29, 2018	July 15, 2018	—	2
	September 25, 2018	October 9, 2018	October 15, 2018	—	2
	December 4, 2018	December 19, 2018	January 15, 2019	—	3
					10

Common Stock
Regular Dividend	March 27, 2018	April 13, 2018	April 27, 2018	28.00	6,050
	August 9, 2018	August 28, 2018	September 11, 2018	36.00	7,778
					13,828
Charged to retained earnings					13,887

*Dividends were declared based on total amount paid up.

Our dividends declared after December 31, 2020 are detailed as follows:

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock(*)
Series IV	January 26, 2021	February 22, 2021	March 15, 2021	—	12
Voting Preferred Stock	March 4, 2021	March 24, 2021	April 15, 2021	—	3
					15

Common Stock
Regular Dividend	March 4, 2021	March 18, 2021	April 6, 2021	40.00	8,642
Charged to retained earnings					8,657

*	Dividends were declared based on total amount paid up.

Summary of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration

The following table shows the reconciliation of our consolidated retained earnings available for dividend declaration as at December 31, 2020:

(in million pesos)
Consolidated unappropriated retained earnings as at December 31, 2019	18,063
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments	17,120
Parent Company’s unappropriated retained earnings at beginning of the year	35,183
Less: Cumulative unrealized income – net of tax:
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	(996)
Fair value adjustments of investment property resulting to gain	(1,117)
Fair value adjustments (mark-to-market gains)	(3,440)
Parent Company’s unappropriated retained earnings available for dividends as at January 1, 2020	29,630
Parent Company’s net income for the year	13,593
Less: Fair value adjustment of investment property resulting to gain	(29)
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	(1,365)
12,199
Less: Cash dividends declared during the year
Preferred stock	(59)
Common stock	(16,636)
(16,695)
Parent Company’s unappropriated retained earnings available for dividends as at December 31, 2020	25,134